FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Change in Fair Value (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Change in fair value
Total Gain/(Loss)	CAD 6,184	CAD (105,026)	CAD (169,336)
Equity Swaps | General and Administrative Expense
Change in fair value
Total Gain/(Loss)	(184)	3,582	(2,097)
Electricity Swaps | Operating Expense
Change in fair value
Total Gain/(Loss)	639	1,135	(408)
Foreign exchange derivatives | Foreign Currency Gain (Loss)
Change in fair value
Total Gain/(Loss)			(21,847)
Commodity Derivative Instruments
Change in fair value
Unrealized Gain (Loss) on Commodity Contracts	5,729	(109,743)	(144,984)
Commodity Derivative Instruments | Crude Oil Instruments | Commodity Derivative Instruments
Change in fair value
Unrealized Gain (Loss) on Commodity Contracts	(5,445)	(96,238)	(99,790)
Commodity Derivative Instruments | Gas | Commodity Derivative Instruments
Change in fair value
Unrealized Gain (Loss) on Commodity Contracts	CAD 11,174	CAD (13,505)	CAD (45,194)